ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

7.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and current liabilities consisted of the following:

	At December 31,
	2014	2015
	$	$
Payroll and welfare payables	29,352,860	39,731,591
Advance from customers	50,517,816	73,922,757
Derivatives	487,780	2,282,725
Accrued expenses	70,524,998	103,727,260
Payments to custom and other taxes payables	19,174,211	17,208,200

Total	170,057,665	236,872,533

Accrued expenses primarily include the liabilities incurred for freight, rental, anti-subsidy and countervailing duties, professional services and other miscellaneous services.